Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The Group has two reporting units that carry goodwill. The changes in carrying amount of goodwill for the years ended December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Costs:
Beginning balance	1,243,817	2,055,922
Acquisition of subsidiaries and schools	812,105	47,574
Disposal of subsidiaries and schools	—	(20,345)
Ending balance	2,055,922	2,083,151

Goodwill impairment loss	—	—

Goodwill, net	2,055,922	2,083,151